WARRANTY OBLIGATIONS AND OTHER GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2012
WARRANTY OBLIGATIONS AND OTHER GUARANTEES
Summary of the activity related to warranty obligations

(In thousands)
Balance at December 31, 2009	$16,150
Accruals for warranties issued during the period (benefit from expirations), net	(3,103)
Settlements made during the period	(5,313)

Balance at December 31, 2010	7,734

Accruals for warranties issued during the period (benefit from expirations), net	(191)
Settlements made during the period	(2,883)

Balance at December 31, 2011	4,660

Accruals for warranties issued during the period (benefit from expirations), net	2,039
Warranty reserve derecognized upon IPTV divestiture	(2,507)
Settlements made during the period	(2,863)

Balance at December 31, 2012	$1,329